Contingent Liabilities (Schedule of Contingent Liabilities) (Details) ₪ in Millions	Dec. 31, 2020 ILS (₪) Claims
Disclosure of contingent liabilities [line items]
Total claims amount	₪ 1,919
Up to ILS 100 million [Member]
Disclosure of contingent liabilities [line items]
Number of claims | Claims	42
Total claims amount	₪ 658
ILS 100-500 million [Member]
Disclosure of contingent liabilities [line items]
Number of claims | Claims	2
Total claims amount	₪ 555
Unquantified claims [Member]
Disclosure of contingent liabilities [line items]
Number of claims | Claims	17
Total claims amount
Against the Group and other defendants together without specifying the amount claimed from the Group [Member]
Disclosure of contingent liabilities [line items]
Number of claims | Claims	2
Total claims amount	₪ 700
Against the Group and other defendants together, in which the amount claimed from the Group has been quantified [Member]
Disclosure of contingent liabilities [line items]
Number of claims | Claims	2
Total claims amount	₪ 6
Unquantified claims against the Group and other defendants [Member]
Disclosure of contingent liabilities [line items]
Number of claims | Claims	7
Total claims amount